Segmented disclosure	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [Abstract]
Segmented disclosure [Text Block]

19) Segmented disclosure

The Company has six operating segments: sales & trading, mine properties, corporate, exploration and evaluation properties ("E&E properties") (included as part of inter-segment transactions & other), clean energy and Largo Physical Vanadium. Corporate includes the corporate team that provides administrative, technical, financial and other support to all of the Company's business units, as well as being part of the Company's sales structure.

						Inter-
					Largo	segment
	Sales &	Mine		Clean	Physical	transactions
	trading	properties	Corporate	Energy	Vanadium	& other		Total
Year ended December 31, 2024
Revenues	$99,708	$111,978	$92,171	$-	$-	$(178,937)		$124,920

Operating costs	(95,462)	(142,551)	(89,002)	-	-	181,197		(145,818)
Professional, consulting and management fees	(2,323)	(1,875)	(6,086)	(5,481)	(521)	(18	) [1]	(16,304)
Foreign exchange loss	(75)	(12,341)	(36)	(27)	(38)	-		(12,517)
Other general and administrative expenses	(585)	1,069	(2,518)	(2,590)	(186)	(619	) [1]	(5,429)
Share-based payments	-	-	(1,321)	-	-	-		(1,321)
Finance costs	(678)	(8,653)	83	(39)	(81)	(92	) [1]	(9,460)
Interest income	48	757	700	-	18	-		1,523
Technology start-up costs	-	-	-	(3,392)	-	-		(3,392)
Write-down of vanadium assets	-	-	-	-	(1,119)	-		(1,119)
Exploration and evaluation costs	-	(2,320)	-	-	-	(8	) [2]	(2,328)
	(99,075)	(165,914)	(98,180)	(11,529)	(1,927)	180,460		(196,165)
Net income (loss) before tax	633	(53,936)	(6,009)	(11,529)	(1,927)	1,523		(71,245)
Income tax recovery (expense)	(101)	2,914	-	-	-	-		2,813
Deferred income tax recovery	19	17,667	181	-	-	-		17,867
Net income (loss)	$551	$(33,355)	$(5,828)	$(11,529)	$(1,927)	$1,523		$(50,565)
Revenues (after inter-segment eliminations)	99,708	24,429	783	-	-	-		124,920
At December 31, 2024
Total non-current assets	$12,832	$169,553	$19,622	$58	$18,325	$4,991		$225,381
Total assets	$53,827	$212,967	$36,194	$8,691	$19,200	$(12,211	) [3]	$318,668
Total liabilities	$31,704	$113,557	$18,095	$6,826	$513	$(23,255	) [4]	$147,440

1. Amounts relating to Largo Titânio Ltda. and Largo Tech Ltda., which are not part of an operating segment.

2. Amount relating to E&E properties.

						Inter-
					Largo	segment
	Sales &	Mine		Clean	Physical	transactions
	trading	properties	Corporate	Energy	Vanadium	& other		Total
Year ended December 31, 2023
Revenues	$170,878	$154,523	$138,349	$-	$-	$(265,066)		$198,684
Operating costs	(173,463)	(146,211)	(134,167)	-	-	279,083		(174,758)
Professional, consulting and management fees	(1,839)	(3,102)	(8,496)	(8,721)	(859)	(51)		(23,068)
Foreign exchange gain (loss)	75	207	(479)	(36)	50	-		(183)
Other general and administrative expenses	(641)	(2,442)	(3,450)	(4,494)	(186)	(579	) [1]	(11,792)
Share-based payments	-	-	362	-	-	-		362
Finance costs	(30)	(9,561)	150	(56)	(112)	(21	) [1]	(9,630)
Interest income	5	760	1,253	-	-	-		2,018
Technology start-up costs	-	-	-	(6,122)	-	-		(6,122)
Write-down of vanadium assets	-	-	-	-	(4,862)	-		(4,862)
Exploration and evaluation costs	-	(4,937)	-	-	-	(768	) [2]	(5,705)
	(175,893)	(165,286)	(144,827)	(19,429)	(5,969)	277,664		(233,740)
Net income (loss) before tax	(5,015)	(10,763)	(6,478)	(19,429)	(5,969)	12,598		(35,056)
Income tax expense	(88)	-	-	-	-	-		(88)
Deferred income tax
recovery (expense)	(922)	2,145	1,563	-	-	-		2,786
Net income (loss)	$(6,025)	$(8,618)	$(4,915)	$(19,429)	$(5,969)	$12,598		$(32,358)
Revenues
(after inter-segment
eliminations)	$168,603	$26,812	$3,269	$-	$-	$-		$198,684
At December 31, 2023
Total non-current
assets	$696	$189,651	$20,903	$8,895	$19,508	$4,845		$244,498
Total assets	$55,443	$291,410	$77,683	$13,203	$21,221	$(77,339	) [3]	$381,621
Total liabilities	$33,513	$115,072	$56,347	$5,689	$383	$(85,182	) [4]	$125,822

1. Amounts relating to Largo Titânio Ltda. and Largo Tech Ltda., which are not part of an operating segment.

2. Amount relating to E&E properties.